Exhibit 99.3

Loan Level Exceptions

Run Date - XX/XX/XXXX

Redacted Loan ID	Loan #1	Loan #2	Project Name	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance

435170444	XXXXXXX		WAMCO Non-QM - Credit and Compliance	1	1	1	1	1	1	1	1
435170442	XXXXXXX		WAMCO Non-QM - Credit and Compliance	3	1	3	1	1	1	1	1
435170446	XXXXXXX		WAMCO Non-QM - Credit and Compliance	3	1	3	1	1	1	1	1
435170447	XXXXXXX		WAMCO Non-QM - Credit and Compliance	3	1	3	1	1	1	1	1
435170440	XXXXXXX		WAMCO Non-QM - Credit and Compliance	1	1	1	1	1	1	1	1
435170448	XXXXXXX		WAMCO Non-QM - Credit and Compliance	1	1	1	1	1	1	1	1
435170441	XXXXXXX		WAMCO Non-QM - Credit and Compliance	1	1	1	1	1	1	1	1
435170443	XXXXXXX		WAMCO Non-QM - Credit and Compliance	1	1	1	1	1	1	1	1

Redacted Loan ID	Loan #1	Loan #2	Project Name	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)	Resolved Exceptions	Waived Exceptions

435170444	XXXXXXX		WAMCO Non-QM - Credit and Compliance
435170442	XXXXXXX	WAMCO Non-QM - Credit and Compliance	*** (CURED) Asset documentation does not meet guideline requirment - EV R
COMMENT:   The loan file contains bank statements that are in english and are from a domestic bank for the total of $XXX. Any other statements in file is not in English and are not acceptable as a source of assets. The guidelines require that the borrower have funds to close + 36 months PITI in reserves.  The funds to close per the final CD were $XXX leaving assets in the amount $XXX, this does not meet the reserve requirement of $XXX (36 months piti).  These reserve funds must be in a domestic account.

*** (CURED) Missing Doc - EV R
COMMENT: The borrower is a resident alien; however the resident alien card is missing from the loan file.
435170446	XXXXXXX	WAMCO Non-QM - Credit and Compliance	*** (CURED) Title policy missing - EV R
COMMENT:   Required to review Title Insurance Final Policy reflecting mortgage insurance amount more or equal to the loan amount. As provided in file (Preliminary Title Report) does not have mortgage insurance amount.

*** (CURED) Valid ID - Missing - EV R
COMMENT:   As per Final 1003 the Borrower is Non- Permanent Residential Aliens (NPRA); however, the file is missing documentation to verify the current residential status of the Borrower. Please provide one of the following:
1. Form I-688AO (Employment Authorization Form).
2. Form I-688 (Temporary Residence Card).
3. Form I-94 that bears same name as the employment authorization stamp.
4. Unexpired passport stamped for I-155..
5.Non-permanent resident alien applicants maintaining a valid working VISA who have been employed for at least one year and can verify probability of maintaining employment in US.
435170447	XXXXXXX	WAMCO Non-QM - Credit and Compliance	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file shows conflicting results for citizenship status.  The final 1003 reflects as a US Citizen, the initial 1003 indicates the borrower is neither a resident aline or a citizen.  Borrowers status and identification for that status is missing from the loan file.  See guidelines for acceptable ID types.

*** (CURED) Unable to verify all credit obligations (ATR) - EV R
COMMENT: The borrower lists that their primary residence is in XXX - it is unclear what the housing obligation in XXX is.
435170440	XXXXXXX		WAMCO Non-QM - Credit and Compliance
435170448	XXXXXXX		WAMCO Non-QM - Credit and Compliance
435170441	XXXXXXX		WAMCO Non-QM - Credit and Compliance
435170443	XXXXXXX		WAMCO Non-QM - Credit and Compliance